Condensed Financial Information of the Company Condensed Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	¥ 102,239	¥ 36,766
Receivables due from related parties	304	104
Prepayments and other current assets	11,629	17,171
Non-current assets:
Total assets	297,491	276,193
Current liabilities:
Accrued liabilities and other payables	12,330	15,103
Total liabilities	168,419	157,945
Commitments and Contingencies (Note 19)
Shareholders' equity
Additional paid-in capital	2,056,895	2,057,363
Treasury stock (US$ 0.0001 par value; 3,176,411 shares and 2,601,411 shares as of December 31, 2024 and 2025, respectively)	(2,367)	(2,865)
Accumulated deficit	(1,921,092)	(1,932,258)
Accumulated other comprehensive loss	(5,338)	(4,922)
Total 36Kr Holdings Inc.'s shareholders' equity	128,792	118,012
Total liabilities and shareholders' equity	297,491	276,193
Class A ordinary shares
Shareholders' equity
Ordinary shares	628	628
Class B ordinary shares
Shareholders' equity
Ordinary shares	28	66
Class C ordinary shares
Shareholders' equity
Ordinary shares	38
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	9,683	10,936
Amount due from inter-company entities	523	535
Receivables due from related parties	53	54
Prepayments and other current assets	21	74
Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	144,841	131,416
Total assets	155,121	143,015
Current liabilities:
Amount due to inter-company entities	23,444	21,878
Accrued liabilities and other payables	2,885	3,124
Total liabilities	26,329	25,002
Commitments and Contingencies (Note 19)
Shareholders' equity
Additional paid-in capital	2,056,895	2,057,363
Treasury stock (US$ 0.0001 par value; 3,176,411 shares and 2,601,411 shares as of December 31, 2024 and 2025, respectively)	(2,367)	(2,865)
Accumulated deficit	(1,921,092)	(1,932,258)
Accumulated other comprehensive loss	(5,338)	(4,921)
Total 36Kr Holdings Inc.'s shareholders' equity	128,792	118,013
Total liabilities and shareholders' equity	155,121	143,015
Parent Company | Reportable Legal Entities | Class A ordinary shares
Shareholders' equity
Ordinary shares	628	628
Parent Company | Reportable Legal Entities | Class B ordinary shares
Shareholders' equity
Ordinary shares	28	¥ 66
Parent Company | Reportable Legal Entities | Class C ordinary shares
Shareholders' equity
Ordinary shares	¥ 38